Statement of Additional Information Supplement dated August 31, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, A5, B, B5, C, C5, R, Y, Invesco Cash Reserve, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Dynamics Fund	Invesco Municipal Bond Fund
Invesco Global Real Estate Fund	Invesco Real Estate Fund
Invesco High Yield Fund	Invesco Short Term Bond Fund
Invesco Limited Maturity Treasury Fund	Invesco U.S. Government Fund
Invesco Money Market Fund
Effective August 20, 2012, Peter Ehret is no longer a portfolio manager for Invesco High Yield Fund. All references to Mr. Ehret in Appendix H are deleted.
AIS SUP-3 083112

Statement of Additional Information Supplement dated August 31, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:

Invesco High Yield Securities Fund	Invesco Van Kampen Corporate Bond
Effective August 20, 2012, Peter Ehret is no longer a portfolio manager for Invesco High Yield Securities Fund. All references to Mr. Ehret in Appendix H are deleted.
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts - Invesco Van Kampen Corporate Bond Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of February 29, 2012 (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles
Invesco Van Kampen Corporate Bond Fund
Chuck Burge	None	N/A	$100,001-$500,000
John Craddock	None	N/A	$50,001-$100,000
Darren Hughes[3]	None	N/A	$500,001-$1,000,000
Scott Roberts[4]	None	N/A	$100,001-$500,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Corporate Bond Fund
Chuck Burge	8	$24.7	7	$2,791.4	2	$265.6
John Craddock	4	$1,282.0	1	$158.4	None	None
Darren Hughes[3]	9	$2,592.8	None	None	None	None
Scott Roberts[4]	9	$2,592.8	1	$28.8	None	None

[1]	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	Mr. Hughes began serving as a portfolio manager of Invesco Van Kampen Corporate Bond Fund on August 20, 2012. Information for Mr. Hughes has been provided as of July 31, 2012.

4	Mr. Roberts began serving as a portfolio manager of Invesco Van Kampen Corporate Bond Fund on August 20, 2012. Information for Mr. Roberts has been provided as of July 31, 2012.”
AIS MSVK SUP-3 083112